Property, Plant and Equipment, Net, and Investment Property, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment, Net, and Investment Property, Net
Schedule of analysis of changes in property, plant and equipment

			Network and												Construction
	Buildings		Technical		Satellite		Furniture		Transportation		Computer		Leasehold		and Projects
	and Land		Equipment		Transponders		and Fixtures		Equipment		Equipment		Improvements		in Progress (1)		Total
Cost:
January 1, 2023	Ps.	11,459,587	Ps.	186,550,056	Ps.	6,026,094	Ps.	1,214,427	Ps.	3,026,747	Ps.	9,241,759	Ps.	3,549,060	Ps.	11,570,777	Ps.	232,638,507
Additions		1,247		11,569,757		—		11,260		50,953		232,867		27,842		2,814,090		14,708,016
Dismantling cost		—		5,536		—		—		—		—		—		—		5,536
Retirements and reclassifications to other accounts		(224,357)		(4,592,708)		—		(1,724)		(130,966)		(14,512)		(25,292)		828,399		(4,161,160)
Transfers from intangibles assets, net		—		—		—		—		—		—		—		(602,197)		(602,197)
Transfers investment property		(268)		—		—		—		—		—		—		—		(268)
Transfers and reclassifications		378,264		4,682,990		—		38,053		18,735		223,467		323,662		(5,665,171)		—
Effect of translation		4,974		(421,510)		—		(124)		(1,642)		(1,515)		(617)		4,594		(415,840)
December 31, 2023		11,619,447		197,794,121		6,026,094		1,261,892		2,963,827		9,682,066		3,874,655		8,950,492		242,172,594
Additions		20,922		5,013,043		—		8,206		22,488		32,133		43,381		3,957,224		9,097,397
Dismantling cost		—		12,122		—		—		—		—		—		—		12,122
Retirements and reclassifications to other accounts		(5,535,721)		(9,541,826)		—		(122,101)		(1,242,130)		(2,951,681)		(1,347,560)		1,194,187		(19,546,832)
Transfers from intangibles assets, net		—		—		—		—		—		—		—		(770,090)		(770,090)
Transfers investment property		—		—		—		—		—		—		—		—		—
Transfers and reclassifications		21,292		5,907,840		—		25,154		4,894		75,477		106,827		(6,141,484)		—
Effect of translation		—		946,672		—		494		3,818		2,978		1,274		1,150		956,386
December 31, 2024	Ps.	6,125,940	Ps.	200,131,972	Ps.	6,026,094	Ps.	1,173,645	Ps.	1,752,897	Ps.	6,840,973	Ps.	2,678,577	Ps.	7,191,479	Ps.	231,921,577

Accumulated depreciation:
January 1, 2023	Ps.	(4,506,426)	Ps.	(128,026,045)	Ps.	(4,535,897)	Ps.	(800,016)	Ps.	(1,969,282)	Ps.	(7,676,900)	Ps.	(2,887,542)	Ps.	—	Ps.	(150,402,108)
Depreciation of the year		(357,525)		(16,085,521)		(282,414)		(84,874)		(199,009)		(405,514)		(219,376)		—		(17,634,233)
Retirements		291,328		3,041,980		—		1,462		78,311		5,385		3,708		—		3,422,174
Transfers investment property		(83,260)		—		—		—		—		—		—		—		(83,260)
Effect of translation		(543)		371,712		—		96		361		1,588		195		—		373,409
December 31, 2023		(4,656,426)		(140,697,874)		(4,818,311)		(883,332)		(2,089,619)		(8,075,441)		(3,103,015)		—		(164,324,018)
Depreciation of the year		(119,869)		(15,299,488)		(282,414)		(69,291)		(120,510)		(184,693)		(182,509)		—		(16,258,774)
Impairment		—		—		(20,044)		—		—		—		—		—		(20,044)
Retirements		2,162,396		7,387,294		—		95,404		664,112		1,949,903		1,062,713		—		13,321,822
Transfers investment property		(83,645)		—		—		—		—		—		—		—		(83,645)
Effect of translation		—		(887,584)		—		(148)		(1,728)		(2,623)		(574)		—		(892,657)
December 31, 2024	Ps.	(2,697,544)	Ps.	(149,497,652)	Ps.	(5,120,769)	Ps.	(857,367)	Ps.	(1,547,745)	Ps.	(6,312,854)	Ps.	(2,223,385)	Ps.	—	Ps.	(168,257,316)

Carrying amount:
January 1, 2023	Ps.	6,953,161	Ps.	58,524,011	Ps.	1,490,197	Ps.	414,411	Ps.	1,057,465	Ps.	1,564,859	Ps.	661,518	Ps.	11,570,777	Ps.	82,236,399
December 31, 2023	Ps.	6,963,021	Ps.	57,096,247	Ps.	1,207,783	Ps.	378,560	Ps.	874,208	Ps.	1,606,625	Ps.	771,640	Ps.	8,950,492	Ps.	77,848,576
December 31, 2024	Ps.	3,428,396	Ps.	50,634,320	Ps.	905,325	Ps.	316,278	Ps.	205,152	Ps.	528,119	Ps.	455,192	Ps.	7,191,479	Ps.	63,664,261

(1)	Retirements and reclassifications to other accounts include: (i) set-up box refurbishment projects that are subsequently reclassified to inventory in order to be assigned or sold to a customer; and (ii) projects in progress related to certain costs that are reclassified to programming when a specific program benefits from those costs.

Schedule of leased technical equipment

	2024		2023
Subscriber leased set-top equipment	Ps.	60,963,692	Ps.	60,104,574
Accumulated depreciation		(43,883,230)		(39,556,789)
	Ps.	17,080,462	Ps.	20,547,785

	2024		2023
Dismantling costs	Ps.	1,154,446	Ps.	1,138,606
Accumulated depreciation		(726,813)		(624,549)
	Ps.	427,633	Ps.	514,057

Schedule of changes in the carrying amount of investment property

	Buildings and Land
Cost:
January 1, 2023	Ps.	3,867,406
Additions		—
Retirements		—
December 31, 2023		3,867,406
Transfers investment property		—
December 31, 2024	Ps.	3,867,406

Accumulated depreciation:
January 1, 2023	Ps.	(993,973)
Depreciation of the period		(83,260)
December 31, 2023		(1,077,233)
Depreciation of the period		(83,645)
December 31, 2024	Ps.	(1,160,878)

Carrying amount:
December 31, 2023	Ps.	2,790,173
December 31, 2024	Ps.	2,706,528

Schedule of maturity analysis of undiscounted lease payments to be received

	Undiscounted
Year	Lease Payments
2025	U.S.$	22,604
2026		22,604
2027		22,604
2028		22,604
2029		21,042
Thereafter		278,900